Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares ¥ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 ¥ / shares	Sep. 30, 2023 ¥ / shares	Sep. 30, 2022 ¥ / shares
Summary of Significant Accounting Policies [Line Items]
Bad debt expense from continuing operations			$ 57,637
Bad debt expense from discontinued operations			1,166
Impairment loss of goodwill	1,792,392
Goodwill	3,057,943
Underpayment of taxes	$ 13,706	¥ 100,000
Consolidated Balance Sheets [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rates translations | (per share)	$ 1		$ 1	$ 1			¥ 7.296	¥ 7.1135
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Bad debt expense from continuing operations	$ 497,507		$ 1,036,654
Bad debt expense from discontinued operations			$ 79,877		$ 11,438
Consolidated Statements of Operations and Cash Flows [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates | | (per share)	$ 1	¥ 7.0533	$ 1	$ 6.5532	$ 1	¥ 6.5072